TIAA-CREF Lifecycle Retirement Income Fund
TIAA-CREF Lifecycle Retirement Income Fund

Lifecycle Retirement Income Fund

PRINCIPAL INVESTMENT STRATEGIES

     The Fund is a “fund of funds” that invests in Institutional Class shares of other funds of the Trust and potentially in other investment pools or investment products (collectively, the “Underlying Funds”). The Fund invests in Underlying Funds according to a relatively stable asset allocation strategy that will not gradually adjust over time and is designed for investors who are already in or entering retirement (i.e., have already passed their retirement year).

     The Fund expects to allocate approximately 40.00% of its assets to equity Underlying Funds and 60.00% of its assets to fixed-income Underlying Funds. These allocations represent targets for equity and fixed-income asset classes. Target allocations may be changed and actual allocations may vary up to 10% from the targets. Within the equity and fixed-income asset classes, the Fund allocates its investments to particular market sectors (U.S. equity, international equity, fixed-income, short-term fixed-income and inflation-protected assets) represented by various Underlying Funds. These market sector allocations may vary by up to 10% from the Fund’s target market sector allocations. The Fund’s current target market sector allocations for June 30, 2014, which may change, are approximately as follows: U.S. Equity: 28.00%; International Equity: 12.00%; Fixed-Income: 40.00%; Short-Term Fixed-Income: 10.00%; and Inflation-Protected Assets: 10.00%.

     The Fund’s target market sector allocations to Underlying Funds may include the TIAA-CREF Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced Large-Cap Growth Index Fund and Enhanced Large-Cap Value Index Fund (U.S. Equity); International Equity Fund, International Opportunities Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund and Emerging Markets Equity Fund (International Equity); Bond Fund, Bond Plus Fund and High-Yield Fund (Fixed-Income); Short-Term Bond Fund and Money Market Fund (Short-Term Fixed-Income); and Inflation-Linked Bond Fund (Inflation-Protected Assets).

     Additional or replacement Underlying Funds for each market sector, as well as additional or replacement market sectors, may be included when making future allocations if Advisors believes that such Underlying Funds and/or market sectors are appropriate in light of the Fund’s desired levels of risk and potential return at the particular time. The Fund’s portfolio management team may also add a new market sector if it believes that will help to achieve the Fund’s investment objective. The relative allocations among Underlying Funds within a market sector may be changed at any time without notice to shareholders, and the portfolio management team may use tactical allocation to take advantage of short to intermediate term opportunities through a combination of positions in Underlying Funds. If 10% or more of a Fund’s assets are expected to be invested in any Underlying Fund or market sectors not listed above, shareholders will receive prior notice of such change. Investors should note that the Fund has a significant level of equity exposure and this exposure could cause fluctuation in the value of the Fund depending on the performance of the equity markets generally.

     The Fund’s asset class allocations, market sector allocations within each asset class, and Underlying Fund allocations within each market sector, as of May 31, 2013, are listed in the chart below. These allocations will change over time.

Asset Class	Allocation	Market Sector	Allocation	Underlying Funds		Allocation

EQUITY	40.34%	U.S. Equity	28.12%	•	Large-Cap Value Fund	5.42%
				•	Enhanced Large-Cap Value Index Fund	5.34%
				•	Large-Cap Growth Fund	5.03%
				•	Enhanced Large-Cap Growth Index Fund	4.93%
				•	Growth & Income Fund	4.58%
				•	Small-Cap Equity Fund	2.26%
				•	Mid-Cap Value Fund	0.31%
				•	Mid-Cap Growth Fund	0.25%

		International Equity	12.22%	•	International Equity Fund	4.20%
				•	Enhanced International Equity Index Fund	3.19%
				•	Emerging Markets Equity Fund	2.86%
				•	Global Natural Resources Fund	1.23%
				•	International Opportunities Fund	0.74%

FIXED-INCOME	59.66%	Fixed-Income	39.58%	•	Bond Fund	36.59%
				•	High-Yield Fund	2.50%
				•	Bond Plus Fund	0.49%

		Short-Term Fixed-Income	15.35%	•	Short-Term Bond Fund	15.02%
				•	Money Market Fund	0.33%

		Inflation-Protected Assets	4.73%	•	Inflation-Linked Bond Fund	4.73%

Total	100.00%		100.00%			100.00%